Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Tables [Abstract]
Other assets

The following is a summary of other assets as of December 31:

(Millions)	2012	2011
Goodwill	$3,181	$3,172
Deferred tax assets, net(a)	2,458	2,875
Prepaid expenses(b)	1,960	2,378
Other intangible assets, at amortized cost	993	1,149
Derivative assets(a)	593	915
Restricted cash(c)	568	584
Other	1,665	1,582
Total	$11,418	$12,655

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2012 and 2011. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.4 billion and $1.8 billion, as of December 31, 2012 and 2011, respectively, including approximately $1.1 billion and $1.5 billion, respectively, from Delta.
  Includes restricted cash of approximately $76 million and $207 million, respectively, as of December 31, 2012 and 2011, which is primarily held for coupon and certain asset-backed securitization maturities.

Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2011	$175	$511	$1,544	$159	$250	$2,639
Acquisitions(a)	―	538	―	1	20	559
Dispositions	―	―	(1)	―	―	(1)
Other, including foreign currency translation	―	(26)	―	―	1	(25)
Balance as of December 31, 2011	$175	$1,023	$1,543	$160	$271	$3,172
Acquisitions	―	1	―	―	―	1
Dispositions	―	(2)	(1)	―	―	(3)
Other, including foreign currency translation	―	9	2	―	―	11
Balance as of December 31, 2012	$175	$1,031	$1,544	$160	$271	$3,181

  Primarily comprised of the acquisition of Loyalty Partner in 2011. Refer to Note 2 for further discussion.

Components of other intangible assets

The components of other intangible assets were as follows:

	2012			2011
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,238	$(526)	$712	$1,223	$(407)	$816
Other	428	(147)	281	445	(112)	333
Total	$1,666	$(673)	$993	$1,668	$(519)	$1,149

  Includes net intangibles acquired from airline partners of $358 million and $410 million as of December 31, 2012 and 2011, respectively, including approximately $156 million and $195 million, respectively, from Delta.

Estimated amortization expense for other intangible assets	Estimated amortization expense for other intangible assets over the next five years is as follows:
(Millions)	2013	2014	2015	2016	2017
Estimated amortization expense	$200	$170	$151	$126	$75